Financial assets held for trading (Details 1) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	[1]	€ 6,012	€ 6,166
Euro [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		4,232	4,319
U.S. dollar [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		1,025	699
Swiss franc [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		461	413
British pound [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		198	632
Australian dollar [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		79	51
Canadian dollar [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		€ 17	€ 52

[1]	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.